Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 2,600
Arising from business combination	186
Depreciation during the year	(1,186)		¥ (210)	¥ (58)
Ending Balance	4,378	$ 617	2,600
Electronic And Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,600
Additions	2,778
Depreciation during the year	(1,186)
Ending Balance	4,378		2,600
Electronic And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,868
Ending Balance	6,199		2,868
Electronic And Office Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(268)
Ending Balance	¥ (1,821)		¥ (268)